Motorola SpinCo Holdings Corporation

August 31, 2010

VIA EDGAR AND MAIL

Division of Corporation Finance

Securities and Exchange Commission

100 F St. NE

Washington, D.C. 20549

Attention: Mr. Larry Spirgel, Assistant Director, Division of Corporation Finance

Re:	Motorola SpinCo Holdings Corporation

Registration Statement on Form 10

Filed July 1, 2010

File No.: 001-34805

Dear Mr. Spirgel:

Set forth below is the response of Motorola SpinCo Holdings Corporation (the “Company” or “we”) to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) contained in the letter addressed to Dr. Sanjay K. Jha, Chief Executive Officer of the Company, dated July 28, 2010, relating to the Company’s Form 10 (the “Form 10”) filed July 1, 2010. For convenience of reference, the text of the comments in the Staff’s letter have been reproduced in italicized type.

General

1.   Please file all of your exhibits that are to be filed by amendment as soon as practicable. We will need adequate time to review and, if necessary, comment upon your disclosure regarding them.

Response:

The Company notes the Staff’s comment. Certain exhibits have been filed with Amendment No. 1 to the Form 10. The Company will file all of the exhibits that are to be filed by future amendments as soon as practicable.

2.   In your Form 10 cross-reference sheet please incorporate by reference the “Named Executive Officer Compensation” section under Item 6. Executive Compensation.

Response:

The Company notes the Staff’s comment and has made the change described above in the cross-reference sheet.

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

3.   You indicate on page 5 of your information statement that you expect to receive an opinion from counsel that your distribution and related transactions will qualify for tax-free treatment. Please revise to disclose when you will receive the tax opinion, and identify counsel who will opine. Please also advise us whether you will file this opinion as an exhibit, or attach it as an appendix.

Response:

The Company has revised page 5 of the Information Statement to address the Staff’s comment. The Company respectfully advises the Staff that it intends to file counsel’s opinion as Exhibit 99.3 to the Form 10 following counsel’s delivery of its opinion in conjunction with the final approval of the distribution by Motorola, Inc.’s Board of Directors.

4.   We note that your comment on page 115 that material changes may be made to your agreements with Motorola, Inc. prior to your separation. Please discuss how you intend to communicate any material changes to shareholders.

Response:

The Company respectfully advises the Staff that it expects that the forms of agreements with Motorola, Inc. described on pages 122 through 130 of the Information Statement will be substantially final prior to the effectiveness of the Form 10. Accordingly, in the event that material changes are made to any such agreements, the disclosures on pages 122 through 130 of the Information Statement will be amended prior to the effectiveness of the Form 10 to reflect such changes. The Company does not expect any material changes following the effectiveness of the Form 10.

Industry and Market Data

5.   We note that you include industry research for information and statistics regarding the wireless mobile device and home industries. We note, for example, reference on page 50 to the Informa Telecoms & Media estimates for 2009 and 2012. Please provide us with marked copies of any materials that support these and other third party statements, clearly cross-referencing a statement with the underlying factual support.

Response:

The Company is providing the Staff as Exhibit 1 to this letter hardcopies under separate cover of the materials that support the third-party statements referenced in:

•	the first paragraph of the subsection entitled “Our Industry” on page 50 of the Information Statement;

•	the second paragraph of the subsection entitled “Competition” on page 53 of the Information Statement; and

•	the fourth paragraph of the subsection entitled “Our Industry” on page 55 of the Information Statement.

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

For the Staff’s convenience, the statements made are notated with a reference letter that corresponds to the data in the industry report. The specific materials, which support the third-party statements, are identified below:

Reference A and B: one hand-marked copy of “World Cellular Information Service” data by Informa Telecoms & Media Report, exported on May 17, 2010;

Reference C and D: one hand-marked copy of “Forecast: Mobile Device Sales to End Users by Device Category, 2003-2014” table in “Forecast: Mobile Devices, Worldwide, 2003-2014, 2Q10 Update” report by Gartner, dated December 11, 2009;

Reference E and F: one hand-marked copy of “Forecast: Mobile Device by Operating System Type, 2003-2014” table in “Forecast: Mobile Devices, Worldwide, 2003-2014, 2Q10 Update” report by Gartner, dated December 11, 2009;

Reference G: one hand-marked copy of “Vendor Share: Global Handset Market by Technology: Q4 2009” report by Strategy Analytics, dated February 2010;

Reference H: one hand-marked copy of “Mobile Communication Device Open OS Sales to End Users by Country, 2Q10, 1Q10” table in “Market Share: Mobile Communication Devices by Region and Country, 2Q10” report by Gartner, dated August 11, 2010;

Reference I and J: one hand-marked copy of “U.S. Household Penetration” table in “U.S. Consumer Electronics Sales & Forecasts 2006-2011” report by Consumer Electronics Association, dated July 2010;

Reference K and L: one hand-marked copy of “World Summary – TV Households by Reception Platform” table in Online Television Database Service by IMS Research, dated August 16, 2010; and

Reference M and N: one hard-marked copy of “Residential Broadband Households by Service Type” table in “IMS Broadband Database” report by IMS Research, dated August 2010.

Pursuant to the subscription agreements between the third-party research firms and Motorola, Inc. or the Company, the above reports must remain confidential.

SUPPLEMENTAL MATERIALS; CONFIDENTIAL TREATMENT

Pursuant to Rule 12b-4 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company is providing the above reports under separate cover to the Staff on a

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

confidential, supplemental basis only and such materials are not to be filed with or deemed to be part of the Form 10 or the Information Statement, including any amendments thereto. Also pursuant to Rule 12b-4 of the Exchange Act, the Company hereby requests that the above reports be returned to the undersigned in the self-addressed enclosed envelope promptly following completion of the Staff’s review of the materials. Pursuant to the provisions of Rule 83 of the Rules of Practice of the Commission (17 C.F.R. § 200.83) (“Rule 83”), the Company respectfully requests confidential treatment of the above reports under the Freedom of Information Act (the “FOIA”) (5 U.S.C. § 552).

Summary, page 1 / Our Business, page 1

6.   We note your statement that you are a “leading” provider of innovative technologies, products and services that enable a broad range of mobile and wireline, digital communication, information and entertainment experiences. Please revise to indicate the measure by which you determined that you are a leading provider, be it based on revenues, market share, or some other standard.

Response:

The Company notes the Staff’s comments and has revised pages 1, 49, 54, 56, 142, F-7 and F-45 of the Information Statement to delete the word “leading”.

The Separation, page 2

7.   Please revise paragraph 2, page 3, to briefly describe with specificity the negative factors associated with the spin-off considered by the Motorola board.

Response:

The Company has revised page 3 of the Information Statement to address the Staff’s comment.

Risk Factors, page 13

8.   Please revise your risk factor headings, as appropriate, to ensure that each heading is a statement of the risk that you will subsequently discuss, and not a statement of fact only. Examples of headings needing revision include, but are not limited to, the following:

•	We rely on third-party distributors, representatives and retailers to sell certain of our products., page 22

•	We are subject to a wide range of product regulatory and safety, consumer protection, worker safety and environmental laws., page 25

•

Many contacts will need to be assigned from Motorola, Inc. or its affiliates to us in connection with our separation from Motorola, Inc., and many of these contracts require the consent of the counterparty to such an assignment., page 33

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

Response:

The Company has revised pages 13, 21, 22, 25, 32 and 33 of the Information Statement to address the Staff’s comment.

We have had substantial operating losses in each of the last three years and may continue to incur losses., page 13

9.   Please revise to remove the forepart of sentence two, insofar as it appears to be mitigating language of the risk you are discussing.

Response:

The Company has revised page 13 of the Information Statement to address the Staff’s comment.

In connection with our separation from Motorola, Inc., Motorola will indemnify us for certain liabilities and we will indemnify Motorola, Inc. for certain liabilities., page 33

10.   Please revise to clarify whether the indemnification provisions you reference are subject to any cap.

Response:

The Company has revised page 34 of the Information Statement to address the Staff’s comment.

The Separation, page 39

Reasons for the Separation, page 39

11.   Please revise your introductory language to clarify that all material factors contemplated during the decision process are summarized.

Response:

The Company has revised page 39 of the Information Statement to address the Staff’s comment.

Certain U.S. Federal Income Tax Consequences of the Distribution, page 43

12.   Please revise to confirm that your discussion addresses the material federal income tax consequences of the distribution.

Response:

The Company has revised pages 43 and 45 of the Information Statement to address the Staff’s comment.

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

13.   Please note that unless you receive a private letter ruling from the IRS prior to effectiveness of this registration statement this section must be revised to state the legal conclusion that the distribution will be tax-free to Motorola shareholders as the legal opinion of your tax counsel. If you obtain a private letter in lieu of an opinion of counsel prior to effectiveness, please file the private letter ruling as an exhibit to the registration statement.

Response:

The Company notes the Staff’s comments and has revised page 44 of the Information Statement to address the Staff’s comment.

Management, page 64

14.   Please expand your biographical disclosure for each expected director to include the information required by Item 401(e) of Regulation S-K.

Response:

The Company has revised page 67 of the Information Statement to address the Staff’s comment. The Company further notes that disclosure regarding additional directors will be added in future amendments when such directors are identified.

Compensation Discussion and Analysis, page 71

15.   A significant part of your “Compensation Discussion and Analysis” relates to compensation practices at Motorola, Inc. Please clarify to what extent you expect compensation practices at Motorola SpinCo Holdings Corporation to mirror or closely resemble those practiced at Motorola, Inc.

Response:

The Company has revised page 74 to address the Staff’s comment.

16.   We note that a substantial portion of executive compensation at Motorola, Inc. is tied to a long-range incentive plan (“LRIP”) and an annual incentive plan (“MIP”). We further note that compensation elements covered under these plans vest at a future date. For example, an LRIP three-year cycle started on January 1, 2009 and will conclude on December 31, 2011. Please discuss your plans for recognizing ongoing compensation commitments of Motorola, Inc. after the distribution.

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

Response:

The Company has revised pages 85 and 81, respectively, of the Information Statement to discuss the LRIP and MIP compensation commitments after the distribution to address the Staff’s comment.

Employment Contracts, Termination of Employment..., page 103

17.   Within your “Employment Agreement with Sanjay K. Jha”, “Change in Control Arrangements” and “Executive Severance Plan” sections, please explain whether payments would or could be lump sum, or annual, disclosing the duration, and by whom they would be provided. In addition, for your “Change in Control Arrangements” and “Executive Severance Plan” sections please indicate whether any material conditions or obligations apply to receipt of payments. Please see Items 402(j)(2) and 402(j)(4) of regulation S-K.

Response:

The Company has revised pages 108 through 113 of the Information Statement to address the Staff’s comment.

Agreements with Motorola, Inc., page 115

18.   Please revise to indicate when you intend to enter into and finalize the agreements summarized in the sections that follow. To the extent possible, please include quantified disclosure of amounts payable to Motorola, Inc. under the agreements. Similarly, please revise your MD&A to include quantified disclosure of the financial commitments you will have to Motorola, Inc., ongoing or otherwise, in connection with the separation.

Response:

The Company has revised the disclosure on page 122 of the Information Statement and elsewhere in the Form 10 to reflect the fact that all of these agreements, other than the Transition Services Agreements, have been entered into as of July 31, 2010. The Company has also revised the disclosure on page 127 to include an estimate of the amounts payable to Motorola, Inc. under the Transition Services Agreements. No payments are anticipated under the separation agreements with respect to the transfer of assets or operations to Motorola SpinCo after the Distribution. However, it is possible that amounts will be paid under such agreements with respect to indemnification or other ongoing obligations. It is not possible to quantify the amounts payable with respect to such obligations.

Notes to Unaudited Pro Forma Condensed Combined Financial Statements, page 131

19.   We note it is your intention to include an estimate of interest income within your calculation of adjustment (B). Generally it is not appropriate to include interest income in your pro forma data as such adjustments are not considered to be factually supportable. Please revise or advise us.

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

Response:

The Company notes the Staff’s comment and has revised the pro forma condensed combined statements of operations on page 138 of the Information Statement and the related footnote (B) on page 140 to exclude an adjustment for estimated interest income. Following this revision, the pro forma adjustment to net interest expense represents only the elimination of all net interest expense related to the portion of Motorola, Inc.’s net interest expense allocated to the Company and included in the Company’s historical condensed combined statements of operations. Further, we have clarified in footnote (B) on page 140 that we have not included a pro forma adjustment for an estimate of interest income earned from the cash and cash equivalents that Motorola SpinCo Holdings Corporation is expected to be capitalized with by Motorola, Inc. as the amount and timing of such income are uncertain.

Management’s Discussion and Analysis…, page 132

20.   On page 132 you state that off-balance sheet arrangements are discussed in your “Liquidity and Capital Resources” section. We do not see any other reference to off-balance sheet arrangements in your information statement. Please revise to include a discussion of your off-balance sheet arrangements. If you do not have any such arrangements, please so state.

Response:

The Company has determined that it does not have any off-balance sheet arrangements, as defined in Regulation S-K Item 303. Accordingly, we have removed the reference to a discussion of such arrangements and have instead clarified that we do not have any such arrangements on page 141 of the Information Statement.

21.   Please clarify your statements related to “product mix” For example, on page 138 you state that revenues attributable to your home segment for the three months ended April 3, 2010 decreased in part due to a lower average selling price caused by a product mix shift. You also indicate, however, that the increase in gross margin for this segment during the same time period was due to a favorable product mix. Please revise to address the apparent discrepancy, or advise.

Response:

The decrease in revenues in the Home segment is attributable to lower unit sales of set-top boxes and a lower average selling price arising from an unfavorable product mix shift within the segment’s set-top box product lines. The slight increase in gross margin is attributable to a favorable product mix shift across all the segment’s product lines from lower margin products to higher margin products. We have revised pages 144, 148 and 151 of the Information Statement to address the Staff’s comment.

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

22.   Please supplement your “Liquidity and Capital Resources” sections with a discussion regarding the company’s ability to meet its long-term liquidity needs. Note that we consider “long-term” to be the period in excess of the next twelve months.

Response:

The Company has revised page 157 of the Information Statement to address the Staff’s comment by describing the Company’s anticipated sources of long-term liquidity. Once a final determination is made as to the amount of cash and cash equivalents that will be transferred from Motorola, Inc. to the Company, in subsequent amendments the Company will revise the discussion under “Liquidity and Capital Resources” to provide more details on why the Company believes it will have the ability to meet its long-term liquidity needs.

Combined Statements of Cash Flows, page F-6

23.   Explain for us why the amounts presented as “Net transfers from Motorola, Inc.” on the statement of business equity differs from the “Net transfers from Motorola, Inc.” on the statement of cash flows. We note your disclosure in the second paragraph of page F-14 regarding the types of intercompany transactions between the company and Motorola, Inc. In this regard, it is unclear to us why the net transfers to business equity for the year ended December 31, 2008 were less than the cash transfers for the same period. It may be helpful for you to provide us with a reconciliation between these line items for each period.

Response:

For all periods presented, the amount presented as “Net transfers from Motorola, Inc.” on the statement of business equity differ from the corresponding amount presented on the statement of cash flows primarily due to (1) changes in deferred income tax balances, (2) allocations of non-cash stock compensation expense to the Company from Motorola, Inc., and (3) transfers of Corporate assets to the Company from Motorola, Inc., all of which are reflected on the statement of business equity as “Net transfers from Motorola, Inc.” but which have no corresponding impact on the statement of cash flows. In the footnotes to the financial statements on page F-14 and F-51, we have included a reconciliation of the amount presented as “Net transfers from Motorola, Inc.” on the statement of business equity to the corresponding amount presented on the statement of cash flows for all periods presented.

Note 3. Relationship with Motorola, Inc., page F-12

Leveraged services expenses, page F-13

24.   You state that the allocation of leverage services expenses is based on the level of services received by the Company in proportion to the total services provided by each functional area. Expand your disclosure to discuss how you measure the level of services received.

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

Response:

The Company has revised page F-13 of the Information Statement to address the Staff’s comment. We have expanded our disclosure to discuss in further detail how we measure the level of services received and the basis on which leveraged services are allocated.

Note 12. Information by Segment and Geographic Region, page F-31

25.   We note that certain information presented for your segments differs from the information presented in Exhibit 99 to Motorola’s Form 8-K filed May 5, 2010. Explain for us the reasons for these differences.

Response:

The reasons for the differences between the segment information presented in Exhibit 99 to Motorola, Inc.’s Form 8-K filed on May 5, 2010, and the segment information presented in the Motorola SpinCo Holding Corporation financial statements included in the Form 10 filing are as follows:

•

For the sales and operating earnings information presented, the differences in 2007 and 2008 relate primarily to adjustments made to the historical Mobile Devices segment results to include the results of Motorola, Inc.’s iDEN parts and accessories business, which was transferred from Motorola’s Enterprise Mobility Solutions segment to the Mobile Devices segment in the first quarter of 2009. The 2009 segment results include the sales and operating earnings of the iDEN parts and accessories business; however, the 2007 and 2008 segment results do not include the iDEN parts and accessories business because it was not part of the segment in those periods. We did not record an adjustment to recast 2007 and 2008 Motorola, Inc. consolidated results as there was no net impact to the consolidated results and the impact to the previously reported segment information for the Enterprise Mobility Solutions and Mobile Devices segments was considered immaterial. However, we considered the adjustment appropriate for purposes of properly presenting the Motorola SpinCo Holdings Corporation carve-out financial statements included in the Form 10 filing and the related segment information included in the footnotes to the financial statements. All other differences between the segment results as reported in Motorola’s 8-K filed May 5, 2010 and the results reported in the Motorola SpinCo Holdings, Inc. Form 10 are insignificant.

•

For the balance sheet information presented, the differences in total assets for all years is primarily attributable to: (1) revised deferred tax balances arising from the stand-alone income tax provision computed for Motorola SpinCo Holdings Corporation, which differ from the amounts computed by Motorola, Inc. on a consolidated basis as deferred tax balances are largely held at the Corporate level and are not pushed down to the segments; (2) carve-out adjustments made to appropriately include certain Motorola Corporate assets and liabilities in the balance sheets of the Mobile Devices and Home segments, (3) the elimination of cash and cash equivalents held by the Home segment based on Motorola’s approach to centrally

Division of Corporation Finance

Securities and Exchange Commission

August 31, 2010

managing cash, and (4) an allocation of certain shared facility amounts to more accurately represent the fixed assets that will be transferred to Motorola SpinCo Holdings Corporation upon separation.

In connection with the responses in this letter, the Company acknowledges that:

•	the Company is responsible for the adequacy and accuracy of this disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If the Staff has any further questions or comments concerning this response, or if you require additional information, please feel free to contact me at (847) 576-7646.

Sincerely,

/s/ Carol H. Forsyte
Carol H. Forsyte
Corporate Vice President
Law, Securities,
Motorola, Inc.

Enclosures

Exhibit 1

Self-addressed stamped envelope

cc:	Jonathan Groff, Attorney-Advisor (without enclosures)

Paul Fischer, Staff Attorney (without enclosures)